SIGNIFICANT ACCOUNTING POLICIES - Transaction costs, Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SIGNIFICANT ACCOUNTING POLICIES
Allowance for transaction losses	$ 2,334	$ 1,532	$ 410
Advertising and certain marketing costs	$ 7,740	$ 5,760	$ 8,571